UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                               ----------------

          This Amendment (Check only one):   [ ] is a restatement
                                             [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Anchorage Advisors, LLC
Address:        610 Broadway, 6th Floor
                New York, NY  10012


Form 13F File Number:  028-11711
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anthony L. Davis

Title: Managing Member of Anchorage Advisors Management, LLC

Phone: 212-432-4600

Signature, Place and Date of Signing:

     /s/ Anthony L. Davis          New York, New York       February 16, 2010
------------------------          -------------------       -----------------
         [Signature]                [City, State]               [Date]

Report Type (Check only one):

/x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              20
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Form 13F Information Table Value Total:            $873,389
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                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                       ANCHORAGE ADVISORS, LLC
                                                              FORM 13F
                                                   Quarter Ended December 31, 2009

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                               CLASS                     VALUE       SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
                               -----                     ------      -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                 TITLE           CUSIP    (X$1,000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------                 -----           -----    ---------    -------   ---  ----  ----------  --------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
A123 SYS INC                       COM       03739T108     1,683       75,000  SH            SOLE               75,000
BANK OF AMERICA CORPORATION        COM       060505104    30,120    2,000,000  SH            SOLE            2,000,000
BURGER KING HLDGS INC              COM       121208201    15,074      800,954  SH            SOLE              800,954
CIT GROUP INC                    COM NEW     125581801   203,604    7,374,274  SH            SOLE            7,374,274
CITIGROUP INC                      COM       172967101    49,650   15,000,000  SH            SOLE           15,000,000
ENER1 INC                        COM NEW     29267A203    51,518    8,125,855  SH            SOLE            8,125,855
ENERGY XXI (BERMUDA) LTD         COM SHS     G10082108     5,271    2,281,971  SH            SOLE            2,281,971
FRONTEER DEV GROUP INC             COM       35903Q106    30,561    7,776,250  SH            SOLE            7,776,250
GATX CORP                          COM       361448103     3,019      105,000  SH   PUT      SOLE              105,000
HALLIBURTON CO                     COM       406216101    24,541      815,600  SH   PUT      SOLE              815,600
ISHARES TR INDEX             DJ US REAL EST  464287739   183,680    4,000,000  SH   PUT      SOLE            4,000,000
LEAR CORP                        COM NEW     521865204   163,067    2,410,806  SH            SOLE            2,410,806
LIVEPERSON INC                     COM       538146101    26,788    3,843,320  SH            SOLE            3,843,320
RYDER SYS INC                      COM       783549108     3,952       96,000  SH   PUT      SOLE               96,000
TERRA INDS INC                     COM       880915103    14,482      449,900  SH   CALL     SOLE              449,900
U S AIRWAYS GROUP INC              COM       90341W108     4,840    1,000,000  SH   CALL     SOLE            1,000,000
U S AIRWAYS GROUP INC              COM       90341W108     5,929    1,225,000  SH            SOLE            1,225,000
UNITEDHEALTH GROUP INC             COM       91324P102     9,525      312,500  SH   CALL     SOLE              312,500
WELLPOINT INC                      COM       94973V107    24,493      420,200  SH   CALL     SOLE              420,200
WELLS FARGO & CO NEW               COM       949746101    21,592      800,000  SH            SOLE              800,000

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